FVIT P-4

                       SUPPLEMENT DATED SEPTEMBER 14, 2007
                      TO THE PROSPECTUS DATED MARCH 1, 2007
                                       OF
                         FRANKLIN VALUE INVESTORS TRUST
     (FRANKLIN BALANCE SHEET INVESTMENT FUND, FRANKLIN LARGE CAP VALUE FUND,
            FRANKLIN MICROCAP VALUE FUND, FRANKLIN MIDCAP VALUE FUND,
                         FRANKLIN SMALL CAP VALUE FUND)

The prospectus is amended as follows:

I. Effective October 1, 2007, the portfolio manager line-up for the Franklin Large Cap Value Fund and Franklin MidCap Value Fund on page 50 under the "Management" section is replaced with the following:

LARGE CAP VALUE FUND

WILLIAM J. LIPPMAN. Mr. Lippman has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

BRUCE C. BAUGHMAN. Mr. Baughman is a portfolio manager for the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

MARGARET MCGEE. Ms. McGee is a portfolio manager for the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

DONALD G. TAYLOR. Mr. Taylor is a portfolio manager for the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

MIDCAP VALUE FUND

SAMUEL R. KERNER. Mr. Kerner has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

BRUCE C. BAUGHMAN. Mr. Baughman is a portfolio manager for the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

WILLIAM J. LIPPMAN. Mr. Lippman is a portfolio manager for the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

MARGARET MCGEE. Ms. McGee is a portfolio manager for the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

DONALD G. TAYLOR. Mr. Taylor is a portfolio manager for the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.


                Please keep this supplement for future reference